Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement
Schedule of inputs into the fair value measurements of financial assets and financial liabilities measured at fair value on a recurring basis

Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	—	—	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	5,210,000	5,210,000	—	—